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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-07318


                   	Pioneer International Value Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30

Date of reporting period:  February 28, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

             Pioneer International Value Fund
             Schedule of Investments  2/28/10 (unaudited)

Shares                                                            Value

             COMMON STOCKS - 97.1 %
             Energy - 7.0 %
             Integrated Oil & Gas - 7.0 %
172,202      BG Group Plc                                      $2,994,214
877,963      BP Amoco Plc                                       7,750,097
260,371      Repsol SA                                          5,872,500
184,220      Royal Dutch Shell Plc (b)                          5,021,734
                                                               $21,638,545
             Total Energy                                      $21,638,545
             Materials - 8.3 %
             Construction Materials - 0.9 %
302,630      Cemex SA (A.D.R.) *                               $2,893,143
             Diversified Chemical - 1.1 %
26,713       Akzo Nobel NV                                     $1,359,295
36,541       BASF AG                                            2,051,728
                                                               $3,411,023
             Diversified Metals & Mining - 3.1 %
206,886      BHP Billiton, Ltd.                                $7,598,910
76,706       Vale SA (A.D.R.)                                   1,886,968
                                                               $9,485,878
             Fertilizers & Agricultural Chemicals - 1.0 %
72,105       Yara International ASA                            $2,963,486
             Gold - 1.2 %
1,615,298    Lihir Gold, Ltd.                                  $3,892,918
             Metal & Glass Containers - 1.0 %
727,375      Rexam Plc *                                       $3,100,131
             Total Materials                                   $25,746,579
             Capital Goods - 7.4 %
             Aerospace & Defense - 0.5 %
120,806      Finmeccanica S.p.A.                               $1,562,879
             Construction & Engineering - 0.5 %
20,388       GS Engineering & Construction Corp. *             $1,530,578
             Electrical Component & Equipment - 1.2 %
34,837       Schneider Electric SA                             $3,723,868
             Heavy Electrical Equipment - 2.7 %
66,037       Alstom Corp.                                      $4,228,740
503,000      Mitsubishi Electric Corp.                          4,121,813
                                                               $8,350,553
             Industrial Machinery - 1.5 %
167,700      Kurita Water Industries, Ltd. *                   $4,615,183
             Trading Companies & Distributors - 1.0 %
376,600      Itochu Corp. *                                    $3,030,218
             Total Capital Goods                               $22,813,279
             Commercial Services & Supplies - 1.8 %
             Environmental & Facilities Services - 1.8 %
1,142,576    Tomra Systems ASA                                 $5,507,809
             Total Commercial Services & Supplies              $5,507,809
             Transportation - 3.7 %
             Airlines - 2.6 %
1,687,462    Ryanair Holdings Plc *                            $8,047,813
             Railroads - 1.1 %
49,500       East Japan Railway Co. *                          $3,407,601
             Total Transportation                              $11,455,414
             Automobiles & Components - 1.2 %
             Automobile Manufacturers - 1.2 %
90,179       Renault SA *                                      $3,711,948
             Total Automobiles & Components                    $3,711,948
             Consumer Durables & Apparel - 3.2 %
             Apparel, Accessories & Luxury Goods - 0.3 %
24,312       Compagnie Financiere Richemont AG                 $ 819,203
             Homebuilding - 2.9 %
201,174      Gafisa SA *                                       $1,521,718
1,151,000    Sekisui Chemical Co., Ltd. *                       7,623,277
                                                               $9,144,995
             Total Consumer Durables & Apparel                 $9,964,198
             Media - 4.1 %
             Cable & Satellite - 4.1 %
378,795      Eutelsat Communications SA                        $12,582,350
             Total Media                                       $12,582,350
             Food & Drug Retailing - 3.0 %
             Food Retail - 1.6 %
159,300      FamilyMart Co., Ltd. *                            $5,105,257
             Hypermarkets & Supercenters - 1.4 %
90,622       Carrefour Supermarche Sa                          $4,183,424
             Total Food & Drug Retailing                       $9,288,681
             Food, Beverage & Tobacco - 8.0 %
             Agricultural Products - 0.4 %
1,204,000    Chaoda Modern Agriculture, Ltd. *                 $1,303,760
             Brewers - 1.0 %
217,100      Kirin Holdings Co., Ltd.                          $2,997,340
             Packaged Foods & Meats - 3.2 %
454,594      Cermaq ASA *                                      $5,092,085
160,091      Unilever Plc                                       4,697,868
                                                               $9,789,953
             Tobacco - 3.4 %
163,114      Imperial Tobacco Group Plc                        $5,090,205
1,509        Japan Tobacco, Inc. *                              5,482,583
                                                               $10,572,788
             Total Food, Beverage & Tobacco                    $24,663,841
             Health Care Equipment & Services - 3.1 %
             Health Care Equipment - 1.8 %
46,402       Synthes, Inc.                                     $5,534,408
             Health Care Services - 1.3 %
78,175       Fresenius Medical Care AG                         $4,082,821
             Total Health Care Equipment & Services            $9,617,229
             Pharmaceuticals & Biotechnology - 4.9 %
             Pharmaceuticals - 4.9 %
33,245       Roche Holdings AG *                               $5,552,927
84,169       Sanofi-Aventis SA                                  6,159,402
79,300       Takeda Chemical Industries, Ltd.                   3,590,308
                                                               $15,302,637
             Total Pharmaceuticals & Biotechnology             $15,302,637
             Banks - 14.2 %
             Diversified Banks - 14.2 %
193,157      Banco Santander Central Hispano SA                $2,506,338
95,126       BNP Paribas SA                                     6,898,943
626,738      Development Bank of Singapore, Ltd.                6,240,366
1,150,418    HSBC Holding Plc                                   12,663,707
603,999      Mitsubishi UFJ Financial Group, Inc. *             3,077,163
104,834      Societe Generale SA                                5,784,648
214,000      Sumitomo Mitsui Financial Group, Inc. *            6,889,387
                                                               $44,060,552
             Total Banks                                       $44,060,552
             Diversified Financials - 4.9 %
             Asset Management & Custody Banks - 0.4 %
301,669      Man Group Plc                                     $1,039,079
821          Reinet Investments SCA *                             12,299
                                                               $1,051,378
             Diversified Capital Markets - 3.7 %
171,191      CS Group AG                                       $7,620,970
283,121      UBS AG *                                           3,902,123
                                                               $11,523,093
             Investment Banking & Brokerage - 0.8 %
500,700      Daiwa Securities Group, Inc.                      $2,470,705
             Total Diversified Financials                      $15,045,176
             Insurance - 4.8 %
             Life & Health Insurance - 2.9 %
1,009,000    China Life Insurance Co., Ltd. *                  $4,475,521
206,900      T&D Holdings, Inc. *                               4,471,952
                                                               $8,947,473
             Multi-Line Insurance - 1.9 %
48,853       Allianz AG                                        $5,640,394
26,340       Aviva Plc                                           156,515
                                                               $5,796,909
             Total Insurance                                   $14,744,382
             Real Estate - 1.2 %
             Diversified Real Estate Activities - 1.2 %
177,000      Henderson Land Development Co., Ltd.              $1,196,602
157,901      Mitsui Fudosan Co. *                               2,662,511
                                                               $3,859,113
             Total Real Estate                                 $3,859,113
             Software & Services - 2.5 %
             Application Software - 0.5 %
340,006      GameLoft  *                                       $1,464,002
             Home Entertainment Software - 2.0 %
218,800      Capcom Co., Ltd. *                                $3,734,483
200,721      UBISOFT Entertainment SA * (b)                     2,453,651
                                                               $6,188,134
             Total Software & Services                         $7,652,136
             Technology Hardware & Equipment - 3.0 %
             Computer Storage & Peripherals - 1.0 %
77,043       Gemalto NV *                                      $3,160,220
             Electronic Manufacturing Services - 0.4 %
129,609      Hon Hai Precision Industry, Ltd. (G.D.R.) *       $1,101,189
             Office Electronics - 1.6 %
122,351      Canon, Inc. *                                     $5,078,292
             Total Technology Hardware & Equipment             $9,339,701
             Semiconductors - 0.9 %
385,807      CSR Plc *                                         $2,798,248
             Total Semiconductors                              $2,798,248
             Telecommunication Services - 5.3 %
             Integrated Telecommunication Services - 1.2 %
87,100       Nippon Telegraph & Telephone Corp. *              $3,797,308
             Wireless Telecommunication Services - 4.1 %
326,500      China Mobile, Ltd.                                $3,223,181
4,355,321    Vodafone Group Plc                                 9,415,730
                                                               $12,638,911
             Total Telecommunication Services                  $16,436,219
             Utilities - 4.8 %
             Electric Utilities - 0.4 %
46,597       Fortum Corp.                                      $1,187,024
             Independent Power Producer & Energy Traders - 0.9 %
323,224      Clipper Windpower Plc *                           $ 610,226
447,725      International Power Plc                            2,212,130
                                                               $2,822,356
             Multi-Utilities - 2.4 %
114,587      Gaz De France SA                                  $4,210,229
320,070      National Grid Plc                                  3,185,576
                                                               $7,395,805
             Water Utilities - 1.1 %
161,742      Suez Environment SA                               $3,564,023
             Total Utilities                                   $14,969,208
             TOTAL COMMON STOCKS
             (Cost  $250,684,853)                              $301,197,24

             Rights/Warrants - 0.0 %
             Energy - 0.0 %
             Integrated Oil & Gas - -0.1 %
184,220      Royal Dutch Shell Rights Expire, 3/17/10 *        $    0
             Total Energy
             (Cost  $0.00)                                     $    0

Principal
Amount ($)   TEMPORARY CASH INVESTMENTS                           Value
             Securities Lending Collateral  - 0.8 % (c)
             Certificates of Deposit:
70,069       DnB NOR Bank ASA NY, 0.19%, 5/19/10               $ 70,069
84,083       Rabobank Nederland NY, 0.19%, 3/2/10                84,083
70,069       Royal Bank of Canada, 0.23%, 1/21/11                70,069
70,069       Societe Generale, 0.21%, 3/4/10                     70,069
70,070       Svenska NY, 0.20%, 3/30/10                          70,070
7,502        Westpac Banking NY, 1.35%, 3/19/10                   7,502
21,327       BNP Paribas, 0.70%, 6/4/10                          21,327
77,076       CBA Financial, 0.27%, 1/3/11                        77,076
                                                               $ 470,265
             Commercial Paper:
56,047       BBVA London, 0.28%, 3/18/10                       $ 56,047
56,054       American Honda Finance, 0.18%, 3/2/10               56,054
30,825       JDCLLP, 0.15%, 4/7/10                               30,825
29,424       JDCLLP, 0.15%, 4/9/10                               29,424
70,066       NABPP, 0.19%, 3/8/10                                70,066
54,634       PARFIN, 0.25%, 4/19/10                              54,634
70,026       WSTPAC, 0.25%, 5/27/10                              70,026
70,063       Cafco, 0.20%, 3/15/10                               70,063
77,074       Char FD, 0.18%, 3/5/10                              77,074
42,039       Ciesco, 0.20%, 3/8/10                               42,039
28,015       Ciesco, 0.19%, 5/20/10                              28,015
70,039       FASCO, 0.19%, 5/18/10                               70,039
35,096       Kithaw, 0.21%, 3/2/10                               35,096
48,131       Old LLC, 0.19%, 3/17/10                             48,131
28,017       Old LLC, 0.18%, 5/11/10                             28,017
23,928       Ranger, 0.20%, 3/12/10                              23,928
28,018       Ranger, 0.18%, 5/3/10                               28,018
21,013       SRCPP, 0.19%, 5/6/10                                21,013
53,523       SRCPP, 0.17%, 4/6/11                                53,523
12,927       STRAIT, 0.18%, 4/1/10                               12,927
13,614       STRAIT, 0.18%, 5/7/10                               13,614
30,893       STRAIT, 0.17%, 4/26/10                              30,893
38,529       TB LLC, 0.20%, 3/15/10                              38,529
35,021       TB LLC, 0.19%, 5/10/10                              35,021
42,088       VARFUN, 0.16%, 3/22/10                              42,088
70,069       Toyota Motor Credit Corp., 0.23%, 1/10/11           70,069
79,873       Bank of America, 0.85%, 5/12/10                     79,873
14,014       BBVA Senior US, 0.30%, 3/12/10                      14,014
35,029       GE, 0.30%, 1/26/11                                  35,029
21,035       GE Capital Corp., 0.43%, 8/20/10                    21,035
7,585        GE Capital Corp., 0.35%, 10/21/10                    7,585
7,636        GE Capital Corp., 0.31%, 10/6/10                     7,636
7,815        John Deere Capital Corp., 0.33%, 7/16/10             7,815
59,319       JPMorgan Chase & Co., 0.57%, 9/24/10                59,319
79,453       Santander, 0.30%, 7/23/10                           79,453
15,028       US Bancorp, 0.65%, 5/6/10                           15,028
7,015        US Bancorp, 0.66%, 6/4/10                            7,015
49,778       WFC, 0.70%, 1/24/11                                 49,778
28,019       WFC, 0.33%, 12/2/10                                 28,019
                                                               $1,546,772
             Tri-party Repurchase Agreements:
98,120       Deutsche Bank, 0.09%, 3/1/10                      $ 98,120
280,276      Barclays Capital Markets, 0.11%, 3/1/10             280,276
112,110      JPMorgan & Chase Co., 0.09%, 3/1/10                 112,110
                                                               $ 490,506
Shares
             Money Market Mutual Funds:
56,057       Dreyfus Preferred Money Market Fund               $ 56,057
             Total Securities Lending Collateral               $2,563,600

             TOTAL TEMPORARY CASH INVESTMENTS
             (Cost  $2,563,600)                                $2,563,600

             TOTAL INVESTMENT IN SECURITIES - 98.0%
             (Cost  $287,564,638)                              $303,760,845

             OTHER ASSETS AND LIABILITIES - 2.0%               $6,297,792

             TOTAL NET ASSETS - 100.0%                         $310,058,637

(A.D.R.)     American Depositary Receipt

(G.D.R.)     Global Depositary Receipt

*            Non-income producing security.

(a)          At February 28, 2010, the net unrealized gain on investments
		based on
             cost for federal income tax purposes of $287,564,638 was as
		follows:

             Aggregate gross unrealized gain for all investments in which
             there is an excess of value over tax cost         $26,991,800

             Aggregate gross unrealized loss for all investments in which
             there is an excess of tax cost over value         (10,795,593)

             Net unrealized gain                               $16,196,207

(b)        At February 28, 2010, the following securities were out on loan:

Shares                            Security                        Value

195,000      UBISOFT Entertainment SA *                        $2,371,200
182,000      Royal Dutch Shell Plc                                2,548
             Total                                             $2,373,748

(c)          Securities lending collateral is managed by Credit Suisse
             AG, New York Branch.

             Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
             Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
           Level 1 - quoted prices in active markets for identical securities
             Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment
speeds,
                 credit risk, etc.)
             Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

             The following is a summary of the inputs used as of February 28, 2010, in valuing the Fund's assets:
                              Level 1     Level 2    Level 3      Total
Common Stocks               $6,301,829  $294,895,416   $0  $301,197,245
Temporary Cash Investments       0         2,507,543    0     2,507,543
Money Market Mutual Funds       56,057      0           0        56,057
Total                       $6,357,886  $297,402,959   $0  $303,760,845



ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer International Value Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date April 29, 2010


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date April 29, 2010



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date April 29, 2010

* Print the name and title of each signing officer under his or her signature.